LONG TERM DEBT - Schedule Of Long-term Debt and Financial Instruments Maturities (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
LONG TERM DEBT
2025	€ 2,409
2026	1,809
2027	343
2028	10
Total	€ 4,571	€ 3,551